Income Taxes - Summary of the Income Tax Provision (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Current Provision
Federal					$ 0	$ 0
State					5	10
Foreign					106	5
Total current provision					111	15
Deferred Provision
Federal					0	0
State					0	0
Foreign					0	0
Total deferred provision					0	0
Total income tax expense	$ 6	$ 29	$ 2	$ 87	$ 111	$ 15